PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)

Common Stocks – 46.6% of Net Assets
	Aerospace & Defense – 1.1%
214	AAR Corp.(a)	$11,295
59	Axon Enterprise, Inc.(a)	12,432
553	Boeing Co.(a)	114,349
43	L3Harris Technologies, Inc.	8,391
39	Lockheed Martin Corp.	18,113
88	Moog, Inc., Class A	7,930
134	Raytheon Technologies Corp.	13,387

		185,897

	Air Freight & Logistics – 0.4%
340	Expeditors International of Washington, Inc.	38,706
30	FedEx Corp.	6,833
226	GXO Logistics, Inc.(a)	12,007
86	United Parcel Service, Inc., Class B	15,464

		73,010

	Automobile Components – 0.5%
42	Aptiv PLC(a)	4,320
781	BorgWarner, Inc.	37,589
591	Dana, Inc.	8,741
381	Magna International, Inc.	19,873
225	Mobileye Global, Inc., Class A(a)	8,469
79	Visteon Corp.(a)	11,091

		90,083

	Automobiles – 0.8%
1,553	General Motors Co.	51,311
458	Tesla, Inc.(a)	75,254
75	Thor Industries, Inc.	5,927

		132,492

	Banks – 2.4%
358	Ameris Bancorp	11,993
1,932	Bank of America Corp.	56,569
1,049	Citigroup, Inc.	49,376
138	Citizens Financial Group, Inc.	4,270
256	East West Bancorp, Inc.	13,233
20	First Citizens BancShares, Inc., Class A	20,144
647	First Financial Bancorp	13,393
1,666	FNB Corp.	19,126
1,351	Fulton Financial Corp.	16,117
285	Huntington Bancshares, Inc.	3,192
351	International Bancshares Corp.	14,977
302	JPMorgan Chase & Co.	41,749
213	KeyCorp	2,398
112	PNC Financial Services Group, Inc.	14,588
167	Regions Financial Corp.	3,049
1,327	Truist Financial Corp.	43,234

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
562	Trustmark Corp.	$13,426
172	U.S. Bancorp	5,896
341	Webster Financial Corp.	12,719
1,376	Wells Fargo & Co.	54,696

		414,145

	Beverages – 0.8%
69	Boston Beer Co., Inc., Class A(a)	21,908
219	Coca-Cola Co.	14,049
196	Keurig Dr Pepper, Inc.	6,409
1,630	Monster Beverage Corp.(a)	91,280
41	PepsiCo, Inc.	7,827

		141,473

	Biotechnology – 1.1%
67	AbbVie, Inc.	10,125
288	Alnylam Pharmaceuticals, Inc.(a)	57,369
25	Amgen, Inc.	5,993
16	Biogen, Inc.(a)	4,868
42	BioMarin Pharmaceutical, Inc.(a)	4,034
325	CRISPR Therapeutics AG(a)	15,905
103	Gilead Sciences, Inc.	8,468
163	Halozyme Therapeutics, Inc.(a)	5,237
75	Incyte Corp.(a)	5,581
102	Neurocrine Biosciences, Inc.(a)	10,306
73	Regeneron Pharmaceuticals, Inc.(a)	58,531
31	United Therapeutics Corp.(a)	7,134
12	Vertex Pharmaceuticals, Inc.(a)	4,089

		197,640

	Broadline Retail – 1.7%
261	Alibaba Group Holding Ltd., ADR(a)	22,104
2,298	Amazon.com, Inc.(a)	242,324
703	eBay, Inc.	32,640
397	Macy’s, Inc.	6,487

		303,555

	Building Products – 0.8%
120	Builders FirstSource, Inc.(a)	11,373
59	Carlisle Cos., Inc.	12,735
103	Carrier Global Corp.	4,308
480	Fortune Brands Innovations, Inc.	31,051
45	Lennox International, Inc.	12,686
667	Masco Corp.	35,691
602	MasterBrand, Inc.(a)	4,858
136	Owens Corning	14,526
106	Trex Co., Inc.(a)	5,794

		133,022

	Capital Markets – 2.7%
896	Bank of New York Mellon Corp.	38,161

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
12	BlackRock, Inc.	$8,054
42	Cboe Global Markets, Inc.	5,867
766	Charles Schwab Corp.	40,016
69	CME Group, Inc.	12,818
80	FactSet Research Systems, Inc.	32,935
138	Goldman Sachs Group, Inc.	47,395
494	Intercontinental Exchange, Inc.	53,811
291	Janus Henderson Group PLC	7,552
1,121	KKR & Co., Inc.	59,492
83	Moody’s Corp.	25,989
97	Morgan Stanley	8,727
66	MSCI, Inc.	31,842
31	Northern Trust Corp.	2,423
49	S&P Global, Inc.	17,766
497	SEI Investments Co.	29,278
607	State Street Corp.	43,862
30	T. Rowe Price Group, Inc.	3,370
57	Virtus Investment Partners, Inc.	10,386

		479,744

	Chemicals – 0.4%
14	Air Products & Chemicals, Inc.	4,121
47	DuPont de Nemours, Inc.	3,277
30	Ecolab, Inc.	5,035
158	HB Fuller Co.	10,455
113	Innospec, Inc.	11,484
55	Linde PLC	20,320
191	Livent Corp.(a)	4,173
135	Minerals Technologies, Inc.	8,000
20	Sherwin-Williams Co.	4,751
78	Stepan Co.	7,192

		78,808

	Commercial Services & Supplies – 0.1%
81	MSA Safety, Inc.	10,510
27	Waste Management, Inc.	4,483

		14,993

	Communications Equipment – 0.1%
193	Ciena Corp.(a)	8,886
58	F5, Inc.(a)	7,793
97	Lumentum Holdings, Inc.(a)	4,680

		21,359

	Construction & Engineering – 0.1%
277	AECOM	23,005

	Construction Materials – 0.1%
31	Martin Marietta Materials, Inc.	11,259
72	Vulcan Materials Co.	12,609

		23,868

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 0.9%
1,756	Ally Financial, Inc.	$46,323
276	American Express Co.	44,530
606	Capital One Financial Corp.	58,964
100	Synchrony Financial	2,951

		152,768

	Consumer Staples Distribution & Retail – 0.6%
159	BJ’s Wholesale Club Holdings, Inc.(a)	12,143
31	Costco Wholesale Corp.	15,600
593	Kroger Co.	28,838
266	Sprouts Farmers Market, Inc.(a)	9,220
63	Target Corp.	9,938
102	Walgreens Boots Alliance, Inc.	3,595
152	Walmart, Inc.	22,947

		102,281

	Containers & Packaging – 0.1%
33	Ball Corp.	1,755
253	Sonoco Products Co.	15,337

		17,092

	Distributors – 0.0%
38	Genuine Parts Co.	6,396

	Diversified Consumer Services – 0.1%
95	Grand Canyon Education, Inc.(a)	11,277
191	Service Corp. International	13,406

		24,683

	Diversified REITs – 0.1%
636	American Assets Trust, Inc.	11,575

	Diversified Telecommunication Services – 0.4%
1,172	AT&T, Inc.	20,709
444	Frontier Communications Parent, Inc.(a)	10,008
209	Iridium Communications, Inc.	13,265
761	Verizon Communications, Inc.	29,550

		73,532

	Electric Utilities – 0.3%
196	American Electric Power Co., Inc.	18,114
230	Eversource Energy	17,850
127	Exelon Corp.	5,390
152	FirstEnergy Corp.	6,050
107	IDACORP, Inc.	11,890

		59,294

	Electrical Equipment – 0.4%
107	Eaton Corp. PLC	17,882
139	Emerson Electric Co.	11,573
72	Hubbell, Inc.	19,391
88	Regal Rexnord Corp.	11,454

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
23	Rockwell Automation, Inc.	$6,519

		66,819

	Electronic Equipment, Instruments & Components – 0.6%
151	Advanced Energy Industries, Inc.	13,062
67	Amphenol Corp., Class A	5,057
329	Avnet, Inc.	13,575
208	Cognex Corp.	9,920
60	Corning, Inc.	1,993
38	Keysight Technologies, Inc.(a)	5,496
846	Knowles Corp.(a)	14,280
41	Littelfuse, Inc.	9,932
241	TE Connectivity Ltd.	29,491
15	Teledyne Technologies, Inc.(a)	6,216
14	Zebra Technologies Corp., Class A(a)	4,032

		113,054

	Energy Equipment & Services – 0.2%
160	Baker Hughes Co.	4,679
325	ChampionX Corp.	8,801
743	NOV, Inc.	12,445
106	Schlumberger NV	5,231

		31,156

	Entertainment – 1.7%
212	Activision Blizzard, Inc.(a)	16,475
65	Electronic Arts, Inc.	8,273
311	Netflix, Inc.(a)	102,608
265	Take-Two Interactive Software, Inc.(a)	32,937
973	Walt Disney Co.(a)	99,732
2,757	Warner Bros. Discovery, Inc.(a)	37,523

		297,548

	Financial Services – 1.7%
364	Block, Inc.(a)	22,128
366	Fiserv, Inc.(a)	44,696
28	FleetCor Technologies, Inc.(a)	5,990
195	Global Payments, Inc.	21,978
25	Jack Henry & Associates, Inc.	4,083
26	Mastercard, Inc., Class A	9,881
1,257	MGIC Investment Corp.	18,692
500	PayPal Holdings, Inc.(a)	38,000
453	Visa, Inc., Class A	105,427
296	Voya Financial, Inc.	22,638
55	WEX, Inc.(a)	9,754

		303,267

	Food Products – 0.7%
135	Campbell Soup Co.	7,331
219	Conagra Brands, Inc.	8,313
147	Darling Ingredients, Inc.(a)	8,757

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
111	General Mills, Inc.	$9,838
37	Hershey Co.	10,103
223	Hormel Foods Corp.	9,018
107	Ingredion, Inc.	11,360
41	J.M. Smucker Co.	6,331
156	Kellogg Co.	10,884
141	Kraft Heinz Co.	5,537
102	McCormick & Co., Inc.	8,961
277	Mondelez International, Inc., Class A	21,251

		117,684

	Gas Utilities – 0.1%
295	New Jersey Resources Corp.	15,234
115	ONE Gas, Inc.	8,849

		24,083

	Ground Transportation – 0.4%
360	CSX Corp.	11,030
27	J.B. Hunt Transport Services, Inc.	4,733
53	Norfolk Southern Corp.	10,761
72	Ryder System, Inc.	5,700
37	Saia, Inc.(a)	11,017
626	Uber Technologies, Inc.(a)	19,437
36	Union Pacific Corp.	7,045

		69,723

	Health Care Equipment & Supplies – 0.9%
131	Abbott Laboratories	14,472
15	Align Technology, Inc.(a)	4,880
163	Baxter International, Inc.	7,772
49	Becton Dickinson & Co.	12,951
12	Cooper Cos., Inc.	4,577
64	Edwards Lifesciences Corp.(a)	5,631
27	GE HealthCare Technologies, Inc.(a)	2,196
103	Globus Medical, Inc., Class A(a)	5,988
86	Haemonetics Corp.(a)	7,199
89	Intuitive Surgical, Inc.(a)	26,809
197	LeMaitre Vascular, Inc.	10,638
181	Medtronic PLC	16,462
42	Penumbra, Inc.(a)	11,933
33	Shockwave Medical, Inc.(a)	9,575
24	Stryker Corp.	7,192
10	Teleflex, Inc.	2,725

		151,000

	Health Care Providers & Services – 0.9%
164	Acadia Healthcare Co., Inc.(a)	11,855
45	Centene Corp.(a)	3,102
27	Chemed Corp.	14,884
51	Cigna Group	12,918
157	CVS Health Corp.	11,510

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
18	Elevance Health, Inc.	$8,436
94	Encompass Health Corp.	6,030
116	HCA Healthcare, Inc.	33,330
83	Henry Schein, Inc.(a)	6,707
9	Humana, Inc.	4,774
23	Laboratory Corp. of America Holdings	5,214
288	Select Medical Holdings Corp.	8,784
150	Tenet Healthcare Corp.(a)	10,998
41	UnitedHealth Group, Inc.	20,176

		158,718

	Health Care REITs – 0.1%
753	Physicians Realty Trust	10,858
53	Ventas, Inc.	2,547

		13,405

	Health Care Technology – 0.4%
1,148	Doximity, Inc., Class A(a)	42,189
184	Veeva Systems, Inc., Class A(a)	32,951

		75,140

	Hotel & Resort REITs – 0.0%
159	Host Hotels & Resorts, Inc.	2,571

	Hotels, Restaurants & Leisure – 1.6%
24	Booking Holdings, Inc.(a)	64,471
4	Chipotle Mexican Grill, Inc.(a)	8,270
138	Hilton Worldwide Holdings, Inc.	19,875
118	Marriott Vacations Worldwide Corp.	15,878
77	McDonald’s Corp.	22,773
178	Norwegian Cruise Line Holdings Ltd.(a)	2,376
537	Starbucks Corp.	61,374
268	Travel & Leisure Co.	10,256
41	Wingstop, Inc.	8,205
536	Yum China Holdings, Inc.	32,793
219	Yum! Brands, Inc.	30,787

		277,058

	Household Durables – 0.5%
48	DR Horton, Inc.	5,272
328	KB Home	14,373
125	Meritage Homes Corp.	16,006
648	PulteGroup, Inc.	43,513
336	Taylor Morrison Home Corp.(a)	14,478

		93,642

	Household Products – 0.4%
122	Church & Dwight Co., Inc.	11,849
90	Colgate-Palmolive Co.	7,182
394	Energizer Holdings, Inc.	13,171

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
266	Procter & Gamble Co.	$41,597

		73,799

	Independent Power & Renewable Electricity Producers – 0.1%
540	AES Corp.	12,776

	Industrial Conglomerates – 0.3%
138	3M Co.	14,658
146	General Electric Co.	14,450
120	Honeywell International, Inc.	23,981

		53,089

	Industrial REITs – 0.1%
77	Prologis, Inc.	9,644

	Insurance – 1.2%
34	Allstate Corp.	3,936
656	American International Group, Inc.	34,794
36	Assurant, Inc.	4,433
53	Chubb Ltd.	10,683
189	First American Financial Corp.	10,888
110	Hanover Insurance Group, Inc.	13,152
120	Hartford Financial Services Group, Inc.	8,519
50	Marsh & McLennan Cos., Inc.	9,009
89	Prudential Financial, Inc.	7,743
233	Reinsurance Group of America, Inc.	33,160
158	Selective Insurance Group, Inc.	15,220
91	Travelers Cos., Inc.	16,484
190	Willis Towers Watson PLC	44,004

		212,025

	Interactive Media & Services – 2.6%
801	Alphabet, Inc., Class A(a)	85,979
1,403	Alphabet, Inc., Class C(a)	151,833
740	Meta Platforms, Inc., Class A(a)	177,837
1,119	Pinterest, Inc., Class A(a)	25,737
307	Yelp, Inc.(a)	9,185

		450,571

	IT Services – 0.4%
60	Accenture PLC, Class A	16,817
164	Cognizant Technology Solutions Corp., Class A	9,793
47	International Business Machines Corp.	5,941
524	Shopify, Inc., Class A(a)	25,388
17	VeriSign, Inc.(a)	3,771

		61,710

	Leisure Products – 0.1%
571	Mattel, Inc.(a)	10,278
205	YETI Holdings, Inc.(a)	8,087

		18,365

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.4%
37	Agilent Technologies, Inc.	$5,011
184	Illumina, Inc.(a)	37,823
60	Repligen Corp.(a)	9,098
20	Thermo Fisher Scientific, Inc.	11,098
9	West Pharmaceutical Services, Inc.	3,251

		66,281

	Machinery – 1.2%
83	AGCO Corp.	10,287
27	Caterpillar, Inc.	5,908
39	Cummins, Inc.	9,166
41	Deere & Co.	15,499
68	Dover Corp.	9,939
105	Fortive Corp.	6,624
306	Graco, Inc.	24,263
22	Illinois Tool Works, Inc.	5,323
176	ITT, Inc.	14,861
144	Oshkosh Corp.	11,019
196	PACCAR, Inc.	14,639
124	Parker-Hannifin Corp.	40,285
213	SPX Technologies, Inc.(a)	13,564
181	Terex Corp.	8,071
154	Toro Co.	16,056

		205,504

	Media – 0.9%
9	Cable One, Inc.	6,826
97	Charter Communications, Inc., Class A(a)	35,764
1,136	Comcast Corp., Class A	46,996
453	Interpublic Group of Cos., Inc.	16,186
255	Liberty Broadband Corp., Class C(a)	21,619
198	New York Times Co., Class A	7,870
159	Omnicom Group, Inc.	14,400
205	Paramount Global, Class B	4,783

		154,444

	Metals & Mining – 0.2%
198	Alcoa Corp.	7,354
593	Cleveland-Cliffs, Inc.(a)	9,120
169	Commercial Metals Co.	7,890
72	Newmont Corp.	3,413
56	Reliance Steel & Aluminum Co.	13,877

		41,654

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
939	Invesco Mortgage Capital, Inc.	9,963
471	KKR Real Estate Finance Trust, Inc.	5,058

		15,021

	Multi-Utilities – 0.1%
128	Consolidated Edison, Inc.	12,604

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
49	DTE Energy Co.	$5,508
30	WEC Energy Group, Inc.	2,885

		20,997

	Office REITs – 0.3%
1,203	Brandywine Realty Trust	4,728
652	Corporate Office Properties Trust	14,924
410	Douglas Emmett, Inc.	5,281
603	Easterly Government Properties, Inc.	8,484
691	Highwoods Properties, Inc.	15,838
182	Kilroy Realty Corp.	5,321

		54,576

	Oil, Gas & Consumable Fuels – 1.5%
904	Antero Midstream Corp.	9,727
220	Antero Resources Corp.(a)	5,058
1,009	APA Corp.	37,182
84	Chevron Corp.	14,161
595	CNX Resources Corp.(a)	9,240
480	ConocoPhillips	49,387
417	EOG Resources, Inc.	49,819
179	Exxon Mobil Corp.	21,183
168	HF Sinclair Corp.	7,411
603	Kinder Morgan, Inc.	10,341
110	ONEOK, Inc.	7,195
82	Phillips 66	8,118
316	Range Resources Corp.	8,358
1,085	Southwestern Energy Co.(a)	5,631
41	Valero Energy Corp.	4,701
222	Williams Cos., Inc.	6,718

		254,230

	Passenger Airlines – 0.2%
265	Alaska Air Group, Inc.(a)	11,517
366	Delta Air Lines, Inc.(a)	12,557
793	JetBlue Airways Corp.(a)	5,662

		29,736

	Personal Care Products – 0.0%
21	Estee Lauder Cos., Inc., Class A	5,181

	Pharmaceuticals – 1.2%
163	Bristol-Myers Squibb Co.	10,883
33	Eli Lilly & Co.	13,063
78	Jazz Pharmaceuticals PLC(a)	10,957
231	Johnson & Johnson	37,815
176	Merck & Co., Inc.	20,323
240	Novartis AG, ADR	24,617
205	Novo Nordisk AS, ADR	34,253
162	Perrigo Co. PLC	6,025
291	Pfizer, Inc.	11,317

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
609	Roche Holding AG, ADR	$23,885
104	Zoetis, Inc.	18,281

		211,419

	Professional Services – 0.6%
25	Automatic Data Processing, Inc.	5,500
69	Concentrix Corp.	6,659
126	Equifax, Inc.	26,256
110	Exponent, Inc.	10,125
149	Korn Ferry	7,155
56	Leidos Holdings, Inc.	5,223
89	ManpowerGroup, Inc.	6,738
28	Paychex, Inc.	3,076
26	Paycom Software, Inc.(a)	7,550
60	Paylocity Holding Corp.(a)	11,597
100	TransUnion	6,881

		96,760

	Real Estate Management & Development – 0.3%
659	CBRE Group, Inc., Class A(a)	50,519
74	Jones Lang LaSalle, Inc.(a)	10,289

		60,808

	Residential REITs – 0.1%
41	AvalonBay Communities, Inc.	7,395
62	Camden Property Trust	6,823
149	Equity Residential	9,425

		23,643

	Retail REITs – 0.2%
1,076	Brixmor Property Group, Inc.	22,951
353	National Retail Properties, Inc.	15,355
36	Simon Property Group, Inc.	4,080

		42,386

	Semiconductors & Semiconductor Equipment – 2.0%
167	Advanced Micro Devices, Inc.(a)	14,925
88	Analog Devices, Inc.	15,830
24	Broadcom, Inc.	15,036
75	Cirrus Logic, Inc.(a)	6,434
519	Intel Corp.	16,120
192	Lattice Semiconductor Corp.(a)	15,302
84	Micron Technology, Inc.	5,406
594	NVIDIA Corp.	164,829
54	Qorvo, Inc.(a)	4,972
344	QUALCOMM, Inc.	40,179
60	Silicon Laboratories, Inc.(a)	8,358
103	Synaptics, Inc.(a)	9,122
100	Texas Instruments, Inc.	16,720
62	Universal Display Corp.	8,275

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
101	Wolfspeed, Inc.(a)	$4,702

		346,210

	Software – 4.2%
129	Adobe, Inc.(a)	48,705
44	ANSYS, Inc.(a)	13,813
33	Aspen Technology, Inc.(a)	5,841
329	Autodesk, Inc.(a)	64,086
28	Cadence Design Systems, Inc.(a)	5,865
37	Ceridian HCM Holding, Inc.(a)	2,349
226	Dynatrace, Inc.(a)	9,555
31	Intuit, Inc.	13,762
715	Microsoft Corp.	219,691
1,322	Oracle Corp.	125,220
77	Qualys, Inc.(a)	8,696
30	Roper Technologies, Inc.	13,643
533	Salesforce, Inc.(a)	105,731
17	ServiceNow, Inc.(a)	7,810
70	SPS Commerce, Inc.(a)	10,311
18	Synopsys, Inc.(a)	6,684
18	Tyler Technologies, Inc.(a)	6,823
333	Workday, Inc., Class A(a)	61,985

		730,570

	Specialized REITs – 0.1%
20	American Tower Corp.	4,088
39	Crown Castle, Inc.	4,800
8	Equinix, Inc.	5,793
182	VICI Properties, Inc.	6,177
98	Weyerhaeuser Co.	2,931

		23,789

	Specialty Retail – 0.5%
33	Asbury Automotive Group, Inc.(a)	6,384
76	Boot Barn Holdings, Inc.(a)	5,508
55	Dick’s Sporting Goods, Inc.	7,976
56	Five Below, Inc.(a)	11,052
67	Home Depot, Inc.	20,136
35	Lithia Motors, Inc.	7,731
22	Ross Stores, Inc.	2,348
148	TJX Cos., Inc.	11,665
76	Williams-Sonoma, Inc.	9,199

		81,999

	Technology Hardware, Storage & Peripherals – 0.6%
542	Apple, Inc.	91,966
222	Hewlett Packard Enterprise Co.	3,179
135	HP, Inc.	4,011

		99,156

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 0.5%
68	Crocs, Inc.(a)	$8,410
29	Deckers Outdoor Corp.(a)	13,901
171	NIKE, Inc., Class B	21,669
145	PVH Corp.	12,442
1,995	Under Armour, Inc., Class A(a)	17,696
930	Under Armour, Inc., Class C(a)	7,477

		81,595

	Trading Companies & Distributors – 0.2%
71	GATX Corp.	8,087
57	Watsco, Inc.	19,744

		27,831

	Water Utilities – 0.2%
109	American States Water Co.	9,674
44	American Water Works Co., Inc.	6,523
247	Essential Utilities, Inc.	10,547

		26,744

	Total Common Stocks (Identified Cost $8,027,422)	8,148,096

Principal Amount
Bonds and Notes – 12.6%
	Apartment REITs – 0.1%
$ 14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,239

	Automotive – 0.3%
24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	23,225
10,000	Lear Corp., 4.250%, 5/15/2029	9,557
16,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,065

		46,847

	Banking – 2.0%
16,000	American Express Co., 3.700%, 8/03/2023	15,921
25,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	23,564
17,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	16,783
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,791
26,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	23,355
24,000	Citigroup, Inc., 4.600%, 3/09/2026	23,720
21,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	20,461

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 21,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$20,584
22,000	KeyCorp, MTN, 2.550%, 10/01/2029	17,917
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	11,215
11,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	10,628
13,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	11,551
25,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	23,392
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,714
12,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	11,645
11,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,709
17,000	State Street Corp., 2.400%, 1/24/2030	14,797
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,251
24,000	Truist Bank, 3.200%, 4/01/2024	23,477
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	23,027

		353,502

	Brokerage – 0.2%
23,000	BlackRock, Inc., 2.400%, 4/30/2030	20,390
27,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	19,264

		39,654

	Building Materials – 0.2%
16,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	14,392
22,000	Owens Corning, 3.950%, 8/15/2029	20,918

		35,310

	Chemicals – 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,664

	Diversified Manufacturing – 0.2%
23,000	Eaton Corp., 4.150%, 3/15/2033	22,127
8,000	Emerson Electric Co., 2.000%, 12/21/2028	7,096

		29,223

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – 0.7%
$ 15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	$13,395
21,000	Duke Energy Corp., 3.750%, 4/15/2024	20,660
26,000	Entergy Corp., 0.900%, 9/15/2025	23,687
15,000	Exelon Corp., 4.050%, 4/15/2030	14,399
26,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	22,069
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,647
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,243
24,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	23,321

		126,421

	Environmental – 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	12,032
11,000	Waste Management, Inc., 2.950%, 6/01/2041	8,442

		20,474

	Finance Companies – 0.2%
13,000	Ares Capital Corp., 3.250%, 7/15/2025	12,046
15,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	12,974

		25,020

	Food & Beverage – 0.4%
23,000	Coca-Cola Co., 1.450%, 6/01/2027	20,917
24,000	General Mills, Inc., 4.000%, 4/17/2025	23,702
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,880
22,000	PepsiCo, Inc., 2.750%, 3/19/2030	20,188

		73,687

	Government Owned—No Guarantee – 0.3%
14,000	Equinor ASA, 3.625%, 4/06/2040	12,142
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	41,799

		53,941

	Health Care REITs – 0.1%
11,000	Welltower OP LLC, 2.800%, 6/01/2031	9,233

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.2%
$ 19,000	Elevance Health, Inc., 4.101%, 3/01/2028	$18,719
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,645

		36,364

	Healthcare – 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,820
8,000	Cigna Group, 3.750%, 7/15/2023	7,971
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,914
11,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	10,576
14,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	13,321
12,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	10,768

		57,370

	Integrated Energy – 0.2%
22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	21,425
17,000	Shell International Finance BV, 6.375%, 12/15/2038	19,795

		41,220

	Life Insurance – 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,009
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	16,708

		20,717

	Mortgage Related – 2.9%
23,606	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	19,644
79,398	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	68,793
75,528	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	67,859
65,052	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	60,453
3,825	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,657
64,897	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	54,089
106,190	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(b)	91,996
71,217	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	64,261
37,564	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	34,968

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$ 25,597	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	$24,486
1,291	Federal National Mortgage Association, 4.500%, 5/01/2049	1,282
23,892	Government National Mortgage Association, 3.000%, 6/20/2052	21,798

		513,286

	Natural Gas – 0.1%
23,000	NiSource, Inc., 0.950%, 8/15/2025	21,120

	Office REITs – 0.3%
23,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	22,191
11,000	Boston Properties LP, 2.750%, 10/01/2026	9,805
24,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	18,127

		50,123

	Other REITs – 0.1%
15,000	Prologis LP, 1.250%, 10/15/2030	11,873

	Pharmaceuticals – 0.3%
19,000	AbbVie, Inc., 3.600%, 5/14/2025	18,562
11,000	Biogen, Inc., 2.250%, 5/01/2030	9,360
17,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	16,264
13,000	Viatris, Inc., 3.850%, 6/22/2040	8,978

		53,164

	Property & Casualty Insurance – 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,310

	Railroads – 0.1%
25,000	CSX Corp., 2.600%, 11/01/2026	23,631

	Restaurants – 0.1%
21,000	Starbucks Corp., 2.250%, 3/12/2030	18,165

	Retail REITs – 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,631
7,000	Spirit Realty LP, 2.700%, 2/15/2032	5,531

		11,162

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.2%
$ 9,000	Amazon.com, Inc., 3.875%, 8/22/2037	$8,430
27,000	TJX Cos., Inc., 1.150%, 5/15/2028	23,589

		32,019

	Technology – 0.7%
24,000	Apple, Inc., 2.500%, 2/09/2025	23,282
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,548
12,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	10,954
15,000	Intel Corp., 2.450%, 11/15/2029	13,228
19,000	International Business Machines Corp., 4.000%, 6/20/2042	16,293
12,000	NVIDIA Corp., 2.850%, 4/01/2030	11,005
18,000	Oracle Corp., 2.950%, 5/15/2025	17,344
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,356

		113,010

	Treasuries – 1.7%
34,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	19,820
23,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	18,340
18,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	14,332
53,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	45,271
60,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	52,451
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	25,314
39,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	34,181
95,000	U.S. Treasury Notes, 0.375%, 11/30/2025	86,999

		296,708

	Utility Other – 0.1%
19,000	Essential Utilities, Inc., 4.276%, 5/01/2049	15,937

	Wireless – 0.1%
18,000	Vodafone Group PLC, 6.150%, 2/27/2037	19,391

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – 0.2%
$ 10,000	AT&T, Inc., 3.650%, 6/01/2051	$7,456
20,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	20,130

		27,586

	Total Bonds and Notes (Identified Cost $2,372,627)	2,197,371

Shares

Exchange-Traded Funds – 6.4%
15,125	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,102,959)	1,116,074

Mutual Funds – 9.8%
46,186	WCM Focused Emerging Markets Fund, Institutional Class	602,733
51,067	WCM Focused International Growth Fund, Institutional Class	1,116,317

	Total Mutual Funds (Identified Cost $1,980,919)	1,719,050

Affiliated Mutual Funds – 21.4%
79,603	Loomis Sayles Inflation-Protected Securities Fund, Class N	792,847
75,748	Loomis Sayles Limited Term Government and Agency Fund, Class N	818,083
120,052	Mirova Global Green Bond Fund, Class N	992,831
95,372	Mirova International Sustainable Equity Fund, Class N	1,128,252

	Total Affiliated Mutual Funds (Identified Cost $4,110,527)	3,732,013

Principal Amount

Short-Term Investments – 3.4%
$ 593,067	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $593,171 on 5/01/2023 collateralized by $550,300 U.S. Treasury Bond, 4.375% due 05/15/2041 valued at $605,339 including accrued interest(d) (Identified Cost $593,067)	593,067

	Total Investments – 100.2% (Identified Cost $18,187,521)	17,505,671
	Other assets less liabilities – (0.2)%	(29,038)

	Net Assets – 100.0%	$17,476,633

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $23,717 or 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation-Protected Securities Fund, Class N	$751,572	$41,529	$8,126	$(1,174)	$9,046	$792,847	79,603	$2,547
Loomis Sayles Limited Term Government and Agency Fund, Class N	767,746	55,660	6,937	(380)	1,994	818,083	75,748	6,951
Mirova Global Green Bond Fund, Class N	918,382	82,787	8,108	(1,831)	1,601	992,831	120,052	—
Mirova International Sustainable Equity Fund, Class N	1,098,293	24,314	23,482	(1,725)	30,852	1,128,252	95,372	1,710

	$3,535,993	$204,290	$46,653	$(5,110)	$43,493	$3,732,013	370,775	$11,208

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,148,096	$—	$—	$8,148,096
Bonds and Notes*	—	2,197,371	—	2,197,371
Exchange-Traded Funds	1,116,074	—	—	1,116,074
Mutual Funds	1,719,050	—	—	1,719,050
Affiliated Mutual Funds	3,732,013	—	—	3,732,013
Short-Term Investments	—	593,067	—	593,067

Total	$14,715,233	$2,790,438	$—	$17,505,671

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	69.3%
Fixed Income	27.5
Short-Term Investments	3.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%